Note 17 - Income Taxes (Details) - Income Tax Loss Carryforwards Expiration Dates $ in Thousands	Jan. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 85,919
Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	115
United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	13,107
EMEA [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	65,642
Asia Pacific [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,055
Expire Next 12 Months [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	122
Expire Next 12 Months [Member] | Asia Pacific [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	122
Expire Year Two [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	316
Expire Year Two [Member] | EMEA [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	316
Expire Year Three [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,094
Expire Year Three [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,649
Expire Year Three [Member] | EMEA [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	388
Expire Year Three [Member] | Asia Pacific [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	57
Expire Year Four [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	242
Expire Year Four [Member] | EMEA [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	194
Expire Year Four [Member] | Asia Pacific [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	48
Expire Year Five [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	825
Expire Year Five [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	805
Expire Year Five [Member] | Asia Pacific [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	20
Expire Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	81,320
Expire Thereafter [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	115
Expire Thereafter [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,653
Expire Thereafter [Member] | EMEA [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	64,744
Expire Thereafter [Member] | Asia Pacific [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 6,808